INVENTORIES - Schedule of average acquisition cost net of their obsolescence provision (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Provision for obsolescence Technical stock	$ 84,136	$ 76,167
Provision for obsolescence Non-technical stock	8,991	8,700
Total	$ 93,127	$ 84,867